Cover Page	Jun. 06, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 06, 2025
Entity File Number	001-32336
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	2323 Bryan Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	231-1350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001297996
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE